Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	THE HARTFORD MUTUAL FUNDS II, INC.
CIK	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2025
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
The Hartford Growth Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOAX
The Hartford Growth Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOCX
The Hartford Growth Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOIX
The Hartford Growth Opportunities Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGORX
The Hartford Growth Opportunities Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOSX
The Hartford Growth Opportunities Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOTX
The Hartford Growth Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOVX
The Hartford Growth Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOYX
The Hartford Growth Opportunities Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOFX
The Hartford Small Cap Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLAX
The Hartford Small Cap Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLCX
The Hartford Small Cap Growth Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLIX
The Hartford Small Cap Growth Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLRX
The Hartford Small Cap Growth Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLSX
The Hartford Small Cap Growth Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLTX
The Hartford Small Cap Growth Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLVX
The Hartford Small Cap Growth Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLYX
The Hartford Small Cap Growth Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLFX
Hartford Schroders US MidCap Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDVX
Hartford Schroders US MidCap Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDCX
Hartford Schroders US MidCap Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDIX
Hartford Schroders US MidCap Opportunities Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDRX
Hartford Schroders US MidCap Opportunities Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDSX
Hartford Schroders US MidCap Opportunities Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDTX
Hartford Schroders US MidCap Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDYX
Hartford Schroders US MidCap Opportunities Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDFX
Hartford Schroders US MidCap Opportunities Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDRX
Hartford Schroders US Small Cap Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUVX
Hartford Schroders US Small Cap Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOCX
Hartford Schroders US Small Cap Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUIX
Hartford Schroders US Small Cap Opportunities Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOORX
Hartford Schroders US Small Cap Opportunities Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOSX
Hartford Schroders US Small Cap Opportunities Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOTX
Hartford Schroders US Small Cap Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOYX
Hartford Schroders US Small Cap Opportunities Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOFX
Hartford Schroders US Small Cap Opportunities Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCURX
Hartford Schroders Core Fixed Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSAEX
Hartford Schroders Core Fixed Income Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSACX
Hartford Schroders Core Fixed Income Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSSBX
Hartford Schroders Core Fixed Income Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSADX
Hartford Schroders Core Fixed Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBIX
Hartford Schroders Core Fixed Income Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSSFX
Hartford Schroders Core Fixed Income Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBRX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSVX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZCX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSNX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZRX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZSX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZTX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZYX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZFX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSRX
Hartford Schroders Tax-Aware Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWVX
Hartford Schroders Tax-Aware Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKCX
Hartford Schroders Tax-Aware Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWTX
Hartford Schroders Tax-Aware Bond Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKYX
Hartford Schroders Tax-Aware Bond Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKFX
Hartford Schroders Tax-Aware Bond Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKVX
Hartford Schroders China A Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSHAX
Hartford Schroders China A Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSHCX
Hartford Schroders China A Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSHIX
Hartford Schroders China A Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSHYX
Hartford Schroders China A Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSHFX
Hartford Schroders China A Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSHRX
Hartford Schroders Diversified Emerging Markets Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSXAX
Hartford Schroders Diversified Emerging Markets Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSXCX
Hartford Schroders Diversified Emerging Markets Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSXIX
Hartford Schroders Diversified Emerging Markets Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSXYX
Hartford Schroders Diversified Emerging Markets Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSXFX
Hartford Schroders Diversified Emerging Markets Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDEX
Hartford Schroders Emerging Markets Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMVX
Hartford Schroders Emerging Markets Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHCX
Hartford Schroders Emerging Markets Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMNX
Hartford Schroders Emerging Markets Equity Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHRX
Hartford Schroders Emerging Markets Equity Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHSX
Hartford Schroders Emerging Markets Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHTX
Hartford Schroders Emerging Markets Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHYX
Hartford Schroders Emerging Markets Equity Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHFX
Hartford Schroders Emerging Markets Equity Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMTX
Hartford Schroders International Contrarian Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAJX
Hartford Schroders International Contrarian Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAEX
Hartford Schroders International Contrarian Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFSIX
Hartford Schroders International Contrarian Value Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAFX
Hartford Schroders International Contrarian Value Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAHX
Hartford Schroders International Contrarian Value Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFSFX
Hartford Schroders International Contrarian Value Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFSSX
Hartford Schroders International Multi-Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDVX
Hartford Schroders International Multi-Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYCX
Hartford Schroders International Multi-Cap Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDNX
Hartford Schroders International Multi-Cap Value Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYRX
Hartford Schroders International Multi-Cap Value Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYSX
Hartford Schroders International Multi-Cap Value Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYTX
Hartford Schroders International Multi-Cap Value Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYYX
Hartford Schroders International Multi-Cap Value Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYFX
Hartford Schroders International Multi-Cap Value Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDRX
Hartford Schroders International Stock Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCVEX
Hartford Schroders International Stock Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWCX
Hartford Schroders International Stock Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIEX
Hartford Schroders International Stock Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWRX
Hartford Schroders International Stock Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWSX
Hartford Schroders International Stock Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWTX
Hartford Schroders International Stock Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWYX
Hartford Schroders International Stock Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWFX
Hartford Schroders International Stock Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIJX
Hartford Schroders Sustainable International Core Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSISX
Hartford Schroders Sustainable International Core Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSIDX
Hartford Schroders Diversified Growth Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFIGX
Hartford Schroders Diversified Growth Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFSGX